INCOME TAXES - Components of tax PL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current taxes
Attributed to the current period	$ (43)	$ (66)	$ (70)
Deferred taxes
Income taxes – origination and reversal of temporary differences	160	185	78
Relating to change in tax rates / imposition of new tax laws	(147)	(7)	1
Relating to unrecognized temporary differences and tax losses	16	35	(52)
Deferred taxes, net	29	213	27
Total income tax recovery (expense)	$ (14)	$ 147	$ (43)